Revenue and Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - Noble Finance Company [Member] - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020
Contract Assets
Contract assets, beginning balance	$ 13,861	$ 5,744	$ 30,800
Amortization of deferred costs	(1,607)	(3,908)	(27,043)
Additions to deferred costs	432	9,652	10,104
Fresh start accounting revaluation	(12,686)
Total	(13,861)	5,744	(16,939)
Contract assets, ending balance	5,744	5,744	13,861
Contract Liabilities
Contract liabilities, beginning balance	(59,886)	(8,287)	(65,055)
Amortization of deferred revenue	4,142	(13,729)	57,915
Additions to deferred revenue	(25,479)	(33,197)	(52,746)
Fresh start accounting revaluation	72,936
Total	51,599	(19,468)	5,169
Contract liabilities, ending balance	$ (8,287)	$ (27,755)	$ (59,886)